Long-term investments, net	12 Months Ended
Dec. 31, 2024
Long-term investments, net.
Long-term investments, net

11.Long-term investments, net

The following sets forth the summary of the Group’s long-term investments:

	As of December 31,
	2023	2024
	RMB	RMB
Measurement alternative investments:
Investee A	1,000	1,000
Investee B	4,000	4,000
Investee C	8,000	8,000
Total measurement alternative investments	13,000	13,000
Less: impairment	(5,000)	(5,000)
Long-term investments, net	8,000	8,000

11.Long-term investments, net (Continued)

In July 2019, the Group acquired 13.34% equity interests of investee A and 20.00% equity interests of investee B for cash consideration of RMB1,000 and RMB4,000, respectively.

In March 2021, the Group acquired 5.00% equity interests of investee C for cash consideration of RMB8,000.

The investments are accounted for under measurement alternative according to ASU 2016-01 as the shares held by the Company were not considered as in-substance common stock and the shares do not have readily determinable fair value. The Group recognized impairment loss of RMB4,000, nil and nil for the years ended December 31, 2022, 2023 and 2024, respectively.